Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Portfolio of Investments (Unaudited)

March 31, 2021

	Shares/ Principal	Fair Value
U.S. Treasury Securities - 42.1%

U.S. Treasury Note, 2.38%, 5/15/29 (Cost - $14,940,845)	$13,740,000	$14,590,163

Exchange Traded Funds - 35.5%
Debt Funds - 9.5%
BlackRock Short Maturity Bond ETF	32,757	1,644,074
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	18,250	1,669,875
Total Debt Funds		3,313,949
Equity Funds - 26.0%
iShares Core S&P 500 ETF	8,336	3,316,227
SPDR S&P 500 ETF Trust	6,063	2,402,949
Vanguard S&P 500 ETF	9,021	3,286,350
Total Equity Funds		9,005,526
Total Exchange Traded Funds (Cost - $8,629,377)		12,319,475
Short-Term Investments - 18.6%
Money Market Funds - 18.6%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a) (Cost - $6,446,394)	6,446,394	6,446,394

Total Investments - 96.2% (Cost - $30,016,616)		$33,356,032
Other Assets Less Liabilities - Net 3.8%		1,321,178
Total Net Assets - 100.0%		$34,677,210

(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-Mini Russell 2000 Future	Credit Suisse	24	6/18/2021	$2,667,000	$(151,800)
FTSE 100 Index Future	Credit Suisse	2	6/18/2021	184,314	(1,642)
Nikkei 225 (OSE) Future	Credit Suisse	15	6/10/2021	3,961,086	38,279
S&P MID 400 E-Mini Future	Credit Suisse	10	6/18/2021	2,605,300	(35,154)

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(150,317)